3. INVESTMENT SECURITIES: Held-to-maturity Securities (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Held to Maturity, at amortized cost	[1]	$ 0	$ 379,002
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost		379,002
Held-to-maturity Securities, Unrecognized Holding Gain		1,848
Held-to-maturity Securities, Unrecognized Holding Loss		0
Debt Securities, Held-to-maturity, Fair Value		$ 380,850

[1]	Note 3